                                                        File Nos. 333-78245
                                                                   811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 7

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 53

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                              Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

            X   immediately upon filing pursuant to paragraph (b) of Rule 485
           ---
                on (date) pursuant to paragraph (b) of Rule 485
           ---
                60 days after filing pursuant to paragraph (a) (1) of Rule 485
           ---
           ___  on (date) pursuant to paragraph (a) (1) of Rule 485
           ---
                this post-effective amendment designates a new effective
                date for a previously filed post-effective amendment
           ---

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities has been registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

This Post-Effective Amendment No. 7 under the Securities Act of 1933 is being filed for the purposes of adding supplements to the Allmerica Select Reward Prospectus of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2001 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information were previously filed in Registrant's Post-Effective Amendment No. 5 on April 30, 2001 and is incorporated by reference herein.

     CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.  CAPTION IN PROSPECTUS
-----------------  ---------------------
1                  Cover Page

2                  Special Terms

3                  Summary of Fees and Expenses; Summary of Contract Features

4                  Condensed Financial Information; Performance Information

5                  Description of the Company, the Variable Account and The
                   Underlying Investment Companies

6                  Charges and Deductions

7                  Description of the Contract -- The Accumulation Phase;
                   Annuitization -- The Payout Phase

8                  Annuitization -- The Payout Phase

9                  Description of the Contract -- Accumulation Phase, G. Death
                   Benefit

10                 Payments; Computation of Values; Distribution

11                 Surrender and Withdrawals; Surrender Charge; Charges and
                   Deductions; Withdrawal Without Surrender Charge; Texas
                   Optional Retirement Program

12                 Federal Tax Considerations

13                 Legal Matters

14                 Statement of Additional Information -- Table of Contents

FORM N-4 ITEM NO.  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------  ----------------------------------------------

15                 Cover Page

16                 Table of Contents

FORM N-4 ITEM NO.  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------  -------------------------------------------------------
17                 General Information and History

18                 Services

19                 Underwriters

20                 Performance Information

21                 Annuity Benefit Payments

22                 Financial Statements

                        ALLMERICA SELECT SEPARATE ACCOUNT

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                                    * * *
The Company is offering a new optional Enhanced Earnings Rider and a new optional Breakthrough Enhanced Death Benefit Rider, as described below. Under the SUMMARY OF FEES AND EXPENSES in the Prospectus, the information in the table under the section OPTIONAL RIDER CHARGES is amended to read in entirety as follows:

OPTIONAL RIDER CHARGES
  Under the following riders, 1/12th of the annual charge is deducted pro rata on a monthly basis at the end of each Contract month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:

    1. Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period:                          0.35%
    2. Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period:                      0.20%
    3. 5% Enhanced Death Benefit Rider With Annual Step-up:                                             0.25%
    4. Breakthrough Enhanced Death Benefit Rider                                                        0.25%
    5. Enhanced Earnings Rider                                                                          0.20%

                                                       * * *

The following new EXPENSE EXAMPLES are added to the SUMMARY OF FEES AND EXPENSES in the Prospectus:

(3)(a) If, at the end of the applicable time period, you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.35% annually), the Breakthrough Death Benefit Rider (charge of 0.25% annually), and the Enhanced Earnings Rider issued at age 75 (charge of 0.25% annually):

                                                              1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              --------------------------------------------------
AIT Equity Index Fund                                         $101         $160           $212          $295
AIT Money Market Fund**                                       $101         $161           $213          $298
AIT Select Aggressive Growth Fund                             $105         $173           $234          $342
AIT Select Capital Appreciation Fund                          $106         $176           $239          $353
AIT Select Emerging Markets Fund                              $115         $201           $280          $435
AIT Select Growth Fund                                        $105         $173           $233          $341
AIT Select Growth and Income Fund                             $104         $171           $230          $333
AIT Select International Equity Fund                          $107         $178           $241          $357
AIT Select Investment Grade Income Fund                       $102         $164           $219          $310
AIT Select Strategic Growth Fund                              $108         $182           $248          $372
AIT Select Strategic Income Fund***                           $105         $172           $232          $337
AIT Select Value Opportunity Fund                             $106         $176           $239          $353
AIM V.I. Aggressive Growth Fund                               $109         $185           $253          $381
AIM V.I. Blue Chip Fund                                       $110         $188           $259          $394


AIM V.I. Value Fund                                           $105         $174           $235          $343
Alliance Growth and Income Portfolio (Class B)                $106         $176           $240          $354
Alliance Premier Growth Portfolio (Class B)                   $107         $179           $244          $363
Deutsche VIT EAFE Equity Index                                $104         $168           $226          $326
Deutsche VIT Small Cap Index                                  $102         $163           $217          $307
Eaton Vance VT Floating Rate-Income Fund                      $108         $183           $250          $374
Eaton Vance VT Worldwide Health Sciences Fund                 $110         $188           $258          $391
Fidelity VIP Equity-Income Portfolio                          $103         $166           $222          $317
Fidelity VIP Growth Portfolio                                 $104         $168           $226          $326
Fidelity VIP High Income Portfolio                            $104         $169           $228          $328
Fidelity VIP II Contrafund(R) Portfolio                       $104         $169           $227          $327
Fidelity VIP III Growth & Income Portfolio                    $103         $167           $223          $319
Fidelity VIP III Mid Cap Portfolio                            $104         $171           $230          $334
FT VIP Franklin Small Cap Fund (Class 2)                      $107         $179           $244          $364
FT VIP Mutual Shares Securities Fund (Class 2)                $107         $179           $244          $363
INVESCO VIF Dynamics Fund                                     $108         $180           $246          $366
INVESCO VIF Health Sciences Fund                              $107         $180           $245          $364
Janus Aspen Aggressive Growth Portfolio (Service Shares)      $106         $176           $238          $351
Janus Aspen Growth Portfolio (Service Shares)                 $106         $176           $238          $351
Janus Aspen Growth and Income Portfolio (Service Shares)      $108         $181           $247          $368
Janus Aspen International Growth Portfolio (Service Shares)   $106         $177           $240          $354
Pioneer Fund VCT Portfolio (Class II)****                     $106         $176           $239          $352
Pioneer Real Estate Growth VCT Portfolio (Class II)****       $110         $187           $257          $389
Scudder Technology Growth Portfolio                           $105         $173           $234          $342
SVS Dreman Financial Services Portfolio                       $106         $175           $237          $349
T. Rowe Price International Stock Portfolio                   $107         $179           $244          $363

(3)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.35% annually), the Breakthrough Death Benefit Rider (charge of 0.25% annually), and the Enhanced Earnings Rider issued at age 75 (charge of 0.25% annually):

EXHIBIT 2(b)

                                                              1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              --------------------------------------------------
AIT Equity Index Fund                                         $26          $81            $139          $295
AIT Money Market Fund                                         $27          $82            $140          $298
AIT Select Aggressive Growth Fund                             $31          $96            $163          $342
AIT Select Capital Appreciation Fund                          $33          $99            $169          $353
AIT Select Emerging Markets Fund                              $42          $127           $213          $435
AIT Select Growth Fund                                        $31          $96            $162          $341
AIT Select Growth and Income Fund                             $30          $93            $158          $333
AIT Select International Equity Fund                          $33          $101           $171          $357
AIT Select Investment Grade Income Fund                       $28          $86            $147          $310
AIT Select Strategic Growth Fund                              $35          $105           $179          $372
AIT Select Strategic Income Fund***                           $31          $94            $160          $337
AIT Select Value Opportunity Fund                             $33          $99            $169          $353
AIM V.I. Aggressive Growth Fund                               $36          $109           $184          $381
AIM V.I. Blue Chip Fund                                       $37          $113           $190          $394
AIM V.I. Value Fund                                           $32          $96            $164          $343
Alliance Growth and Income Portfolio (Class B)                $33          $100           $169          $354
Alliance Premier Growth Portfolio (Class B)                   $34          $103           $174          $363
Deutsche VIT EAFE Equity Index                                $30          $91            $155          $326
Deutsche VIT Small Cap Index                                  $28          $85            $145          $307
Eaton Vance VT Floating Rate-Income Fund                      $35          $106           $180          $374
Eaton Vance VT Worldwide Health Sciences Fund                 $37          $112           $189          $391

                                      2

Fidelity VIP Equity-Income Portfolio                          $29          $88            $150          $317
Fidelity VIP Growth Portfolio                                 $30          $91            $155          $326
Fidelity VIP High Income Portfolio                            $30          $92            $156          $328
Fidelity VIP II Contrafund(R) Portfolio                       $30          $91            $155          $327
Fidelity VIP III Growth & Income Portfolio                    $29          $89            $151          $319
Fidelity VIP III Mid Cap Portfolio                            $31          $93            $159          $334
FT VIP Franklin Small Cap Fund (Class 2)                      $34          $103           $174          $364
FT VIP Mutual Shares Securities Fund (Class 2)                $34          $103           $174          $363
INVESCO VIF Dynamics Fund                                     $34          $104           $176          $366
INVESCO VIF Health Sciences Fund                              $34          $103           $175          $364
Janus Aspen Aggressive Growth Portfolio (Service Shares)      $32          $99            $168          $351
Janus Aspen Growth Portfolio (Service Shares)                 $32          $99            $168          $351
Janus Aspen Growth and Income Portfolio (Service Shares)      $34          $104           $177          $368
Janus Aspen International Growth Portfolio (Service Shares)   $33          $100           $170          $354
Pioneer Fund VCT Portfolio (Class II)****                     $32          $99            $168          $352
Pioneer Real Estate Growth VCT Portfolio (Class II)           $37          $111           $188          $389
Scudder Technology Growth Portfolio                           $31          $96            $163          $342
SVS Dreman Financial Services Portfolio                       $32          $98            $167          $349
T. Rowe Price International Stock Portfolio                   $34          $103           $174          $363

                                    * * *

                        OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider ("EER") is available at issue in most jurisdictions for a separate monthly charge. The EER provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a non-natural person) dies prior to the Annuity Date. The EER is available at issue up to age 75 of the oldest Owner.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The death must occur prior to the Annuity Date.

2.  The difference between  (a) and (b) must be greater than zero, where:

    (a) is the Accumulated Value, and
    (b) is gross payments not previously withdrawn.

    If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 70 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71TO 75 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or
(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

CHARGE FOR THE EER

The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.25% of the Accumulated Value on that date.

EXAMPLES

EXAMPLE 1
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.

                               * * *

                    BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER

An optional Breakthrough Enhanced Death Benefit Rider ("Breakthrough EDB Rider") is currently available in most jurisdictions for a separate monthly charge. The Breakthrough EDB Rider may be purchased at issue up to, but not including, age 80 of the oldest Owner. The Owner may choose the Breakthrough EDB Rider or the other optional Enhanced Death Benefit Rider available under the Contracts.

The Breakthrough EDB Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantee provided by Breakthrough EDB Rider increases if the Accumulated Value reaches certain values.

Under the Breakthrough EDB Rider, a separate charge of 0.25% on an annual basis is made against the Contract's Accumulated Value on the last day of each Contract month, for the coverage provided during that month. The charge is made through a pro-rata reduction of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts.

The "Current Breakthrough Value" is the amount guaranteed as the death benefit. On the issue date of the Contract, it is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value is then set, which is 115% of the new Current Breakthrough Value. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

BENEFIT PROVIDED BY THE BREAKTHROUGH EDB RIDER

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs before or on or after his/her 80th birthday.

I. DEATH BEFORE 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 80th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment (if applicable); or

     (b)     the Current Breakthrough Value on the date of death.

II. DEATH ON OR AFTER 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and after his/her 80th birthday, the death benefit is equal to GREATER of:

     (a) The Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment (if applicable); or

     (b) The death benefit that would have been payable on the deceased's 80th birthday (as calculated under Section I above), increased for subsequent Payments and proportionately reduced for subsequent withdrawals, as described below.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. The Target Breakthrough Value is always 115% of the Current Breakthrough Value.

When a Payment is made:

     (a) the Current Breakthrough Value increases by the amount of the Payment; and

     (b) the Target Breakthrough Value increases to 115% of the new Current Breakthrough Value.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. The Target Breakthrough Value is always 115% of the Current Breakthrough Value.

When a withdrawal is taken:

     (a) the Current Breakthrough Value decreases proportionately, as described below; and

     (b) the Target Breakthrough Value decreases to 115% of the new Current Breakthrough Value.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or of the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                             Amount of the Withdrawal
               -----------------------------------------------------
               Accumulated Value immediately prior to the withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

             Proportionate reduction        =      Current Breakthrough Value times (Amount of the Withdrawal divided by the Accumulated Value immediately prior to the
                                                   withdrawal)
                                            =      $100,000 times ($5,000 divided by $110,000)
                                            =      $4,545
         New Current Breakthrough Value     =      $100,000 - $4,545 = $95,455
            New Target Breakthrough Value   =      115% of $95,455 =  $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

TERMINATING THE BREAKTHROUGH EDB RIDER

The Breakthrough EDB Rider will terminate on the earliest of the following:

1.  the Annuity Date; or

2.  the date the Contract is surrendered; or

3. the date the Company determines a death benefit is payable and the contract is not continued under a spousal takeover.

For more information on the benefits provided by the Breakthrough EDB Rider, see "Payment of the Death Benefit Prior to the Annuity Date" and "The Spouse of the Owner as Beneficiary" in the prospectus.

THE EER AND THE BREAKTHROUGH EDB RIDER MAY NOT BE AVAILABLE IN ALL STATES. WE MAY DISCONTINUE THE OFFERING OF THE EER AND THE BREAKTHROUGH EDB RIDER AT ANY TIME.

                                  * * *

SUPPLEMENT DATED  ____, 2001

Allmerica Select Reward

                            PART C. OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

    (A)  FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and
           Annuity Company and
         Financial Statements for Allmerica Select Separate Account of
           Allmerica Financial Life Insurance and
         Annuity Company

         Financial Statements Included in Part C
         None

    (B)  EXHIBITS

         EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective
                          Amendment No. 16 (File Nos. 33-47216, 811-6632) and
                          is incorporated by reference herein.

         EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

         EXHIBIT 3    (a) Underwriting and Administrative Services Agreement
                          was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                      (b) Bonus Product Commissions Schedule was previously
                          filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein. Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                      (c) General Agent's Agreement was previously filed on
                          April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                      (d) Career Agent Agreement was previously filed on
                          April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                      (e) Registered Representative's Agreement was previously
                          filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                          incorporated by reference herein.

              EXHIBIT 4 The following documents were previously filed on May 11, 1999 in Registrant's Initial Registration Statement, (File Nos. 333-78245, 811-6632) and are incorporated herein by reference:

                          (a)  Contract Form A3028-99;
                          (b)  Specification Pages Form A8028-99;
                          (c)  Enhanced Death Benefit "EDB" Rider
                               (Form 3263-99);
                          (d) Minimum Guaranteed Annuity Payout ("M-GAP") Rider (Form 3269-99);
                          (e)  Trail Employee Program Endorsement
                               (Form 3275-99);
                          (f)  Trail Employee Program Endorsement
                               (Form 3275-99); and
                          (g)  Annuitization Withdrawal Endorsement
                               (Form 3276-99);
                          (h) EER Rider (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is
                               incorporated by reference herein.
                          (i) EDB Rider (Form 3241-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is
                               incorporated by reference herein.

              EXHIBIT 5 Application Form AS-563 was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

              EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

              EXHIBIT 7   Not Applicable.

              EXHIBIT 8   (a)  Fidelity Service Agreement was previously filed
                               on April 30, 1996 in Post-Effective No. 8 (File Nos. 33-47216, 811-6632 and is incorporated by reference herein.

                          (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632)
                               and is incorporated by reference herein.

                          (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632) and is
                               incorporated by reference herein.

                          (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632)
                               and is incorporated by reference herein.

                          (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                          (f)  Directors' Power of Attorney is filed herewith.

              EXHIBIT 9   Opinion of Counsel is filed herewith.

              EXHIBIT 10  Consent of Independent Accountants is filed herewith.

              EXHIBIT 11  None.

              EXHIBIT 12  None.

              EXHIBIT 13 Schedule for Computation of Performance Calculations was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

              EXHIBIT 14  Not Applicable.

              EXHIBIT 15  (a)  Amendment dated March 15, 2001 was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment
                               No. 17 of Registration Statement No.
                               33-39702/811-6293, and is incorporated by reference herein.

                           (b) Amendment dated October 1, 2000 to the Variable
                               Insurance Products Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                               incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                               incorporated by reference herein.

                           (c) Amendment to Schedule A dated December 14, 2000
                               of the Participation Agreement with T. Rowe
                               Price International Series, Inc. was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                               incorporated by reference herein.

                           (d) Form of Amendment dated May 1, 2001 to the
                               Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are
                               incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                               incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective

                               Amendment No. 2 (File Nos. 333-78245, 811-6632)
                               and is incorporated by reference herein.

                           (e) Form of Amendment #6 to the AIM Participation
                               Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                               incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement
                               No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is
                               incorporated by reference herein.

                           (f) Participation Agreement with Deutsche Asset
                               Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                               incorporated by reference herein.

                           (g) Form of Amendment dated May 1, 2001 to the
                               Variable Insurance Products Fund II
                               Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Variable Insurance Products
                               Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products
                               Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                           (h) Form of Amendment to the Participation Agreement
                               with Variable Insurance Products III was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                               incorporated by reference herein.

                           (i) Form of Amendment dated May 1, 2001 and the
                               Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                               incorporated by reference herein.

                           (j) Form of Amendment dated May 1, 2001 to the
                               Participation Agreement with INVESCO was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21,

                               2000 in Post-Effective Amendment No. 1 of
                               Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                           (k) Participation Agreement with Janus was
                               previously filed on April 21, 2000 in
                               Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                               incorporated by reference herein.

                           (l) Form of Amendment to the Participation Agreement
                               dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                               incorporated by reference herein.

                           (m) Form of Participation Agreement with Eaton Vance
                               was previously filed on February 13, 2001 in Post-Effective Amendment No. 4 (File Nos. 333-782456/811-6632), and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
440 Lincoln Street
Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary  and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and Chief      President (since 1991) of First Allmerica; Director
    Investment Officer                      (since 1996) and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director, President and Chief           Allmerica; Director (since 1990), President and Chief
    Executive Officer                       Executive Officer (since 1995) of Allmerica Financial Life
                                            Insurance and Annuity Company;
                                            Director and President (since 1998)
                                            of Allmerica Financial Investment
                                            Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
                                            of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of
    Director and Vice President             First Allmerica

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      NAME                                   ADDRESS                   TYPE OF BUSINESS
                      ----                                   -------                   ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty

Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company)                                                    annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
Known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46240

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty

Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway            Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower               Multi-line property and casualty
                                                  15301 Dallas Parkway            insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of August 31, 2001, there were 4,445 Contract Owners of qualified Contracts and 6,085 Contract Owners of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         / / VEL Account, VEL II Account, VEL Account III, Separate Account
             SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H,

             VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         / / Inheiritage Account, VEL II Account, Separate Account I, Separate
             Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         / / Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

         NAME                                             POSITION OR OFFICE WITH UNDERWRITER
         ----                                             -----------------------------------
Margaret L. Abbott                                        Vice President

Emil J. Aberizk, Jr.                                      Vice President

Edward T. Berger                                          Vice President and Chief Compliance Officer

Michael J. Brodeur                                        Vice President Operations

Mark R. Colborn                                           Vice President

Charles F. Cronin                                         Secretary/Clerk

Claudia J. Eckels                                         Vice President

Philip L. Heffernan                                       Vice President

J. Kendall Huber                                          Director

Mark C. McGivney                                          Treasurer

William F. Monroe, Jr.                                    President, Director and Chief Executive Officer

K. David Nunley                                           Vice President

Stephen Parker                                            Vice President and Director

Richard M. Reilly                                         Director and Chairman of the Board

Eric A. Simonsen                                          Director

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2000. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the

     Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 28th day of September, 2001.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                            By: /s/ CHARLES F. CRONIN
                                                --------------------------------
                                                   Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                                         DATE
----------                                -----                                                         ----

/s/ WARREN E. BARNES                      Vice President and Corporate Controller                       September 28, 2001
------------------------------------
Warren E. Barnes

EDWARD J. PARRY III*                      Director, Vice President and Chief Financial Officer
------------------------------------

RICHARD M. REILLY*                        Director, President and Chief Executive Officer
------------------------------------

JOHN F. O'BRIEN*                          Director and Chairman of the Board
------------------------------------

BRUCE C. ANDERSON*                        Director and Vice President
------------------------------------

MARK R. COLBORN*                          Director and Vice President
---------------------------

JOHN P. KAVANAUGH*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. KENDALL HUBER*                         Director, Vice President and General Counsel
---------------------------

ROBERT P. RESTREPO, JR.*                  Director
------------------------------------

ERIC A. SIMONSEN*                         Director and Vice President
---------------------------

GREGORY D. TRANTER*                       Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated May 21, 2001 duly executed by such persons.

/s/ SHEILA B. ST. HILAIRE
--------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-78245)

                                  EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants